CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 204,648	$ 60,004
Short-term investments	145,636	2,199
Accounts receivable, net	13,979	11,863
Inventories, net	18,132	14,987
Prepaid and other current assets	22,319	12,918
Total current assets	404,714	101,971
Property, plant and equipment, net	16,805	26,278
Goodwill	1,189	1,189
Intangible assets, net	627	982
Contract assets	8,440	0
Other assets	937	5,755
Total assets	432,712	136,175
Current liabilities:
Accounts payable	7,721	6,923
Accrued expense and other current liabilities	50,349	31,160
Contract liabilities	7,323	18,261
Total current liabilities	65,393	56,344
Long-term tax liabilities	569	1,360
Other long-term liabilities	25,927	2,225
Total liabilities	91,889	59,929
Commitments and contingencies (Note 15)
Stockholders' Equity:
Preferred stock, $0.0001 par value; 25,000,000 shares authorized, zero shares issued and outstanding	0	0
Common stock, $0.0001 par value; 2,250,000,000 shares authorized; 175,912,194 and 137,911,975 shares issued and outstanding as of December 31, 2020 and 2019, respectively	18	14
Additional paid-in capital	656,717	240,464
Accumulated other comprehensive loss	(230)	(216)
Accumulated deficit	(315,682)	(164,016)
Total stockholders' equity	340,823	76,246
Total liabilities and stockholders' equity	$ 432,712	$ 136,175